Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statutory income tax rate	15.00%	15.00%	15.00%
Description on tax rate	Under the Enterprise Income Tax ("EIT") Law of PRC, domestic enterprises and Foreign Investment Enterprises ("FIE") are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to High and New Technology Enterprises ("HNTEs"). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. In October 2015, Dongguan Jiasheng, the Company's main operating subsidiary in PRC, was approved as HNTEs and is entitled to a reduced income tax rate of 15% for three years.
Decrease in foreign taxes		$ 3,003	$ 545,805
Benefit of Tax Holiday on Net Income per Share (basic and diluted)		$ 0.00	$ 0.03
Accrued tax liabilities	$ 2,814,411	$ 2,909,097
Hong Kong [Member]
Statutory income tax rate	16.50%	16.50%	16.50%